THE FAIRMONT FUND


                         UNAUDITED FINANCIAL STATEMENTS
                                  JUNE 30, 1998

                                THE FAIRMONT FUND

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1998

INVESTMENTS IN SECURITIES
COMMON STOCKS (SHARES)                                      VALUE        PERCENT
                                                            -----        -------

AUTOMOBILE PARTS
    15,000   TBC Corporation (a) ......................   $   99,375       0.34%
                                                          ----------

BANKING
    10,000   J. P. Morgan and Co. .....................    1,170,625
    60,030   Peoples Heritage Financial Group, Inc. ...    1,418,209
    50,000   UST Corporation ..........................    1,325,000
                                                          ----------
                                                           3,913,834      13.48
                                                          ----------
BIOPHARMACEUTICALS
     5,000   EntreMed, Inc. (a) .......................      166,250       0.57
                                                          ----------

BROADCASTING
   105,000   TCI Satellite Entertainment, Inc. (a) ....      616,875       2.13
                                                          ----------

BUSINESS SERVICES
   118,000   Butler International Inc (a) .............    3,082,750      10.62
                                                          ----------

CHEMICALS
    33,000   Pioneer Companies, Inc. Cl A (a) .........      268,125       0.92
                                                          ----------

CHILD DAY CARE SERVICES
    30,000   Youth Services International, Inc. (a) ...      224,062       0.77
                                                          ----------

COMPUTER PERIPHERALS
    45,000   Madge N.V. (a) ...........................      213,750       0.74
                                                          ----------

COMPUTER SOFTWARE
    50,000   Computer Learning Center, Inc. (a) .......    1,243,750
    65,000   Software Spectrum (a) ....................    1,316,250
                                                          ----------
                                                           2,560,000       8.82
                                                          ----------
ELECTRONIC COMPONENTS
    45,000   MRV Communications, Inc. (a) .............      933,750       3.22
                                                          ----------

ENGINES AND TURBINES
    10,000   Cummins Engine Co., Inc. .................      512,500       1.77
                                                          ----------

FIRE AND CASUALTY INSURANCE
    40,002   St. Paul Companies, Inc. .................    1,682,584       5.80
                                                          ----------

HEALTH CARE SERVICES
    35,000   Sunrise Assisted Living, Inc. (a) ........    1,203,125       4.15
                                                          ----------

HEAVY CONSTRUCTION
    25,000   Foster Wheeler Corporation ...............      535,937       1.85
                                                          ----------

HELP SUPPLY SERVICES
    30,000   Volt Information Sciences, Inc. (a) ......      813,750       2.80
                                                          ----------



                             See accompanying notes.

                                THE FAIRMONT FUND

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1998

INVESTMENTS IN SECURITIES (CONTINUED)
COMMON STOCKS (SHARES)                                       VALUE      PERCENT
                                                             -----      -------

HOSPITALS
    50,000   Vencor, Inc. (a) .........................   $  362,500       1.25%
                                                          ----------

INFORMATION STORAGE
    20,000   Imation Corporation (a) ..................      331,250       1.14
                                                          ----------

MARINE SUPPORT SERVICES
    50,000   Hvide Marine, Inc. (a)....................      678,125
    40,000   Trico Marine Services (a).................      547,500
                                                          ----------
                                                           1,225,625       4.22
                                                          ----------
PERSONAL SERVICES
    45,000   Regis Corporation ........................    1,330,313       4.58
                                                          ----------

PHARMACEUTICALS
    30,000   Novartis AG ..............................    2,497,500       8.61
                                                          ----------

REAL ESTATE INVESTMENT TRUSTS
    50,000   RFS Hotel Investors, Inc. ................      950,000       3.27
                                                          ----------

RETAIL CLOTHING
    30,000   Talbots, Inc. ............................      785,625       2.71
                                                          ----------

RETAIL FURNITURE
    20,000   Heilig-Meyers Company .....................     246,250       0.85
                                                          ----------

SAVINGS INSTITUTIONS
    15,000   Crestar Financial Corporation .............     818,438
    50,000   MECH Financial, Inc. ......................   1,450,000
                                                          ----------
                                                           2,268,438       7.82
                                                          ----------
WATER SUPPLY
     5,000   California Water Service Group Holdings...      125,625       0.43
                                                          ----------     ------

     TOTAL COMMON STOCKS (COST $22,809,213) ...........   26,949,793      92.86

BANK REPURCHASE AGREEMENT
      With Star Bank NA of Cincinnati, issued 6/30/97 due 7/1/98, fully collateralized by GNMA, 6.50%
      due 5/20/24  (Cost $2,030,000) ..................    2,030,000       6.99
                                                         -----------    -------

     TOTAL INVESTMENTS (Cost $24,839,213) .............   28,979,793      99.85

     OTHER ASSETS LESS LIABILITIES ....................       43,030       0.15
                                                         -----------    -------

             NET ASSETS ...............................  $29,022,823     100.00%
                                                         ===========    ========



(a) Common stocks which have not declared a dividend in 1998.



                             See accompanying notes.

                                THE FAIRMONT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)

                                  JUNE 30, 1998



                                     ASSETS


INVESTMENTS IN SECURITIES, AT VALUE (NOTE 2)
     Common stocks (Cost $22,809,213)................. $26,949,793
     Bank repurchase agreement .......................   2,030,000
                                                        ----------

         Total investments in securities..........................  $28,979,793


CASH .............................................................        1,335

RECEIVABLES
     Investment securities sold ......................     663,265
     Dividends .......................................      33,603
     Interest ........................................         293
                                                        ----------

         Total receivables .......................................      697,161
                                                                    -----------

              Total assets .......................................   29,678,289



                                   LIABILITIES


PAYABLES
     Investment securities purchased.................. $   605,250
     Management fee (Note 3) .........................      39,459
     Shares redeemed .................................      10,186
     Other ...........................................         571
                                                        ----------

         Total liabilities .......................................      655,466
                                                                    -----------

NET ASSETS .......................................................  $29,022,823
                                                                    ===========


NET ASSETS CONSIST OF
     Capital stock (990,890 shares outstanding) (Note 8)..........   22,931,611
     Undistributed net investment income - prior years ...........          413
     Accumulated net realized gains on investments ...............    2,008,814
     Net unrealized appreciation on investments (Note 5) .........    4,140,580
     Undistributed net investment loss ...........................      (58,595)
                                                                    -----------
NET ASSETS .......................................................  $29,022,823
                                                                    ===========


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
     ($29,022,823 divided by 990,890 shares)......................  $     29.29
                                                                    ===========



                             See accompanying notes.

                                THE FAIRMONT FUND

                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1998




INVESTMENT INCOME (NOTE 2)

     Dividends ....................................................  $  138,012
     Interest .....................................................      45,983
     Other ........................................................         803
                                                                     ----------

         Total investment income ..................................     184,798

EXPENSES

     Management fee (Note 3) ......................................     243,393
                                                                     ----------

              Net investment loss .................................     (58,595)
                                                                     ----------


NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS (NOTE 2)

     Net realized gains from investment transactions ..............   2,521,006

     Net change in unrealized appreciation on investments .........    (895,238)
                                                                     ----------

         Net realized and unrealized gains on investments .........   1,625,768
                                                                     ----------

              Net increase in net assets resulting from operations  $ 1,567,173
                                                                    ===========





                             See accompanying notes.

                                THE FAIRMONT FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

         SIX MONTHS ENDED JUNE 30, 1998 AND YEAR ENDED DECEMBER 31, 1997


                                                             1998                                   1997
                                                        --------------                         ---------
FROM OPERATIONS

     Net investment loss....................................   $       (58,595)                $ (180,971)
     Net realized gains on investments .....................         2,521,006                  2,995,502
     Net change in unrealized appreciation
         on investments ....................................          (895,238)                 1,557,794
                                                                    ----------               ------------

     Net increase in net assets
         resulting from operations .........................         1,567,173                  4,372,325
                                                                    ----------               ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

     Distributions from net investment income .........                      0                 (2,953,085)
                                                                    ----------               ------------


FROM CAPITAL SHARE TRANSACTIONS (NOTE 8) ..............    SHARES                    SHARES
                                                           ------                    ------

     Proceeds from sale of shares .....................    24,214      708,223       52,488     1,494,130

     Shares issued in reinvestment
         of distributions .............................         0            0       99,733     2,760,610

     Payments for shares redeemed .....................  (184,008)  (5,108,313)    (163,215)   (4,549,244)
                                                        ----------   -----------   --------    ----------

     Net decrease in net assets
         from capital share transactions .............   (159,794)  (4,400,090)      (10,994)    (294,504)
                                                      ============  ------------   =========   ----------


         Net increase or decrease in net assets ............        (2,832,917)                 1,124,736


NET ASSETS

     Beginning of year .....................................        31,855,740                 30,731,004
                                                                   ------------              ------------

     End of period..........................................       $29,022,823                $31,855,740
                                                                   ===========                ===========







                             See accompanying notes.

                                THE FAIRMONT FUND

                              FINANCIAL HIGHLIGHTS
                                   (UNAUDITED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                  SIX MONTHS                              YEARS ENDED
                                                     ENDED         DECEMBER       DECEMBER       DECEMBER        DECEMBER
                                                    JUNE 30           31             31             31              31
                                                     1998            1997           1996           1995            1994
                                                     ----            ----           ----           ----            ----

NET ASSET VALUE, BEGINNING OF PERIOD............   $ 27.68          26.45           27.02          24.06           22.43

   INCOME FROM INVESTMENT OPERATIONS
   ---------------------------------
   Net Investment Income ........................     (.19)          (.16)           (.10)          (.08)           (.16)
   Net Gains or Losses on Securities
       (both realized and unrealized) ...........     1.80           4.20            2.67           6.80            1.79
                                                   -------         ------          ------         ------           -----
     Total From Investment Operations ...........     1.61           4.04            2.57           6.72            1.63

   LESS DISTRIBUTIONS
   ------------------
   Dividends (from net investment income) .......      .00            .00             .00            .00             .00
   Distributions (from capital gains) ...........      .00           2.81            3.14           3.76             .00
   Returns of Capital ...........................      .00            .00             .00            .00             .00
                                                   -------         ------          ------         ------           -----
     Total Distributions ........................      .00           2.81            3.14           3.76             .00

Net Asset Value, End of Period.................    $ 29.29          27.68           26.45          27.02           24.06
                                                   =======         ======          =======        ======          ======



TOTAL RETURN.....................................    11.63%(a)    15.27%            9.52%         27.92%           7.27%
------------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (in 000s)..............  $ 29,023    $ 31,856       $ 30,731        $ 28,191        $ 22,195
Ratio of Expenses to Average Net Assets..........     1.63%(a)      1.63%          1.66%          1.70%           1.74%
Ratio of Net Income to Average Net Assets........    (.39)%(a)     (.57)%        (.59)%           (.55)%         (.79)%
Portfolio Turnover Rate..........................     3.89 (a)     1.83           2.37           2.47            2.75
Average Commission Rate..........................     .068         .057           .057


(a)  Computed on an annualized basis.






                             See accompanying notes.

                                THE FAIRMONT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1998
(1)  ORGANIZATION

     The Fairmont Fund (The Fund) is a noload, diversified series of The Fairmont Fund Trust (The Trust), which is a Kentucky Business Trust and an openend investment company registered under the Investment Company Act of 1940. The Fund was established under a declaration of trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981. The Fund's objective is capital appreciation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Valuation of Investment Securities Purchases and sales of securities are recorded on a trade date basis. Portfolio securities which are traded on stock exchanges or in the overthecounter markets are valued at the last sale price as of 4:00 P.M. Eastern time on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividend income is recorded on the exdividend date and interest income is recorded on the accrual basis.

     (b) Gains and Losses on Investment Securities Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for longterm capital gain or loss treatment for tax purposes.

     (c) Repurchase Agreements The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury bookentry system.

     (d) Capital Shares The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.

     (e) Estimates and Assumptions The preparation of financial statements in conformity with generally accepted accounting principles requires The Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  INVESTMENT ADVISORY AGREEMENT, COMMISSIONS AND RELATED PARTY TRANSACTIONS

     The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, including fees to disinterested trustees, but excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Adviser also pays The Fund's officers' salaries. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 11/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $243,393 for the six months ended June 30, 1998.

                                THE FAIRMONT FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

                                  JUNE 30, 1998

     Morton H. Sachs, a trustee of The Fund, is the president and sole shareholder of the Adviser. The Adviser, as a registered brokerdealer of securities, effected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $397,877 for the six months ended June 30, 1998.

     Certain officers and/or Trustees of The Fund are officers of the Adviser.

(4)  DISTRIBUTIONS TO SHAREHOLDERS

No distributions to shareholders were declared for the six months ended June 30, 1998. The following is a summary of distributions to shareholders for the year ended December 31, 1997.

      PERIOD                                     PAID                                                 PER SHARE
       ENDED            DATE DECLARED           IN CASH           REINVESTED           TOTAL           AMOUNT
       -----            -------------           -------           ----------           -----           ------
     12/31/97         December 31, 1997        $192,475           $2,760,610        $2,953,085          $2.81


(5)  INVESTMENTS

For the six months ended June 30, 1998, the cost of purchases and proceeds from sales of investments, other than temporary cash investments, were $53,529,705 and $58,951,430, respectively.

Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at June 30, 1998:

                                                                      TAX COST
                                                                      --------

     Aggregate gross unrealized appreciation for all securities with value in excess of cost.......................................$ 5,487,024

     Aggregate gross unrealized depreciation for
      all securities with cost in excess of value...................( 1,482,627)
                                                                     ----------

    Net unrealized appreciation.....................................$ 4,004,397
                                                                    ===========

    Aggregate cost of securities..................................  $22,945,396

(6)  INCOME TAXES

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required.

(7) There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 1998.

(8) At June 30, 1998 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $22,931,611. Transactions in capital shares were as follows:

       Shares sold.....................................       24,214
       Shares redeemed.................................  (   184,008)
                                                          ----------
       Net decrease....................................  (   159,794)
       Shares outstanding:
                Beginning of period....................    1,150,684
                                                         -----------
                Ending of period.......................      990,890
                                                         ===========